LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [Abstract]
Schedule of Lease Expenses
	Year ended December 31
	2024	2023

Interest expense on lease liabilities	$67	$115
Exchange rate differences	7	(57)
Adjustments for indexation	19	39
Depreciation expenses on right-of-use assets	797	805
Expense due to removal of lease liabilities and right-of-use assets	3	-

Schedule of Right-of-Use Assets
	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2024	$3,553	$874	$4,427

Additions during the year:

Additions to right-of-use assets for new leases in the period	1,974	333	2,307

Adjustments for indexation	12	7	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	(2,443)	(322)	(2,765)

Balance as of December 31, 2024	3,096	892	3,988

Accumulated depreciation:

Balance as of January 1, 2024	2,868	579	3,447

Additions during the year:

Depreciation	575	222	797

Disposals during the year:

Disposals of right-of-use assets	(2,443)	(260)	(2,703)

Balance as of December 31, 2024	1,000	541	1,541

Depreciated cost on December 31, 2024	$2,096	$351	$2,447

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	$3,522	$747	$4,269

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	194	194

Adjustments for indexation	31	8	39

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(75)	(75)

Balance as of December 31, 2023	3,553	874	4,427

Accumulated depreciation:

Balance as of January 1, 2023	2,276	425	2,701

Additions during the year:

Depreciation	592	213	805

Disposals during the year:

Disposals of right-of-use assets	-	(59)	(59)

Balance as of December 31, 2023	2,868	579	3,447

Depreciated cost on December 31, 2023	$685	$295	$980

Schedule of Lease Liability
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2024	$868	$270	$1,138

Lease payments	(725)	(243)	(968)

Lease deposits	-	(2)	(2)

Interest expense	40	27	67

Exchange rate differences	(7)	14	7

Additions to lease liability for new leases in the period	1,974	333	2,307

Reduction of lease liability for leases terminated in the period	-	(65)	(65)

Adjustments for indexation	12	7	19

Balance as of December 31, 2024	$2,162	$341	$2,503
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2023	$1,536	$280	$1,816

Lease payments	(744)	(207)	(951)

Lease deposits	-	(2)	(2)

Interest expense	90	25	115

Exchange rate differences	(45)	(12)	(57)

Additions to lease liability for new leases in the period	-	194	194

Reduction of lease liability for leases terminated in the period	-	(16)	(16)

Adjustments for indexation	31	8	39

Balance as of December 31, 2023	$868	$270	$1,138

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases
	Leasehold	Motor vehicles	Total

2025	$464	$215	$679
2026	425	141	566
2027	396	53	449
2028	394	-	394
2029	374	-	374
2030	338	-	338

Total lease payments	$2,391	$409	$2,800
Less: imputed interest	(229)	(68)	(297)
Present value of lease liabilities	$2,162	$341	$2,503